SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Jun. 30, 2026
Electric Generation Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	3 years